Shareholder Report, Line Graph (Details) 193306_Hood River Small-Cap Growth Fund_Investor Shares_TSR Annual {Investor Shares} - USD ($)											12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2026
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Shares
Accumulated Value	$ 37,899	$ 33,103	$ 26,788	$ 22,520	$ 31,623	$ 17,542	$ 16,341	$ 15,667	$ 13,465	$ 10,000	$ 64,825
Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Total Return Index
Accumulated Value	33,114	28,721	23,327	19,610	22,767	15,792	14,824	13,602	11,851	10,000	$ 40,667
Russell 2000 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Growth Total Return Index
Accumulated Value	$ 22,326	$ 20,347	$ 18,644	$ 15,729	$ 23,628	$ 15,610	$ 15,086	$ 15,160	$ 12,440	$ 10,000	$ 30,976